PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment, Net
Balance at December 31, 2017:

	Laboratory equipment	Computers and peripheral equipment	Office equipment and furniture	Leasehold improvements	Total
Cost:

Balance at January 1, 2017	$4,559	$3,550	$224	$12,608	$20,941
Additions	197	199	-	58	454

Balance at December 31, 2017	4,756	3,749	224	12,666	21,395

Accumulated Depreciation:

Balance at January 1, 2017	3,160	2,856	114	8,328	14,458
Additions	354	419	15	1,357	2,145

Balance at December 31, 2017	3,514	3,275	129	9,685	16,603

Depreciated cost at December 31, 2017	$1,242	$474	$95	$2,981	$4,792

Balance at December 31, 2016:

	Laboratory equipment	Computers and peripheral equipment	Office equipment and furniture	Leasehold improvements	Vehicles	Total
Cost:

Balance at January 1, 2016	$4,340	$3,194	$216	$12,582	$98	$20,430
Additions	219	356	8	26	-	609
Disposals	-	-	-	-	(98)	(98)

Balance at December 31, 2016	4,559	3,550	224	12,608	-	20,941

Accumulated Depreciation:

Balance at January 1, 2016	2,751	2,376	100	6,962	44	12,233
Additions	409	480	14	1,366	10	2,279
Disposals	-	-	-	-	(54)	(54)

Balance at December 31, 2016	3,160	2,856	114	8,328	-	14,458

Depreciated cost at December 31, 2016	$1,399	$694	$110	$4,280	$-	$6,483